Consolidated Statements of Operations (Diversey Holdings Inc, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Oct. 01, 2010	Sep. 30, 2011	Oct. 01, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Diversey Holdings Inc
Net sales:
Net product and service sales	$ 818,304	$ 776,308	$ 2,445,199	$ 2,306,379	$ 3,101,277	$ 3,083,711	$ 3,280,857
Sales agency fee income	6,473	7,264	19,338	19,170	26,400	27,170	35,020
Revenues	824,777	783,572	2,464,537	2,325,549	3,127,677	3,110,881	3,315,877
Cost of sales	492,736	455,433	1,451,762	1,335,090	1,800,419	1,828,933	1,990,082
Gross profit	332,041	328,139	1,012,775	990,459	1,327,258	1,281,948	1,325,795
Selling, general and administrative expenses	256,772	224,705	770,817	728,976	1,005,945	988,131	1,068,851
Research and development expenses	16,228	15,572	52,518	48,829	65,655	63,328	67,077
Restructuring expenses/(credits)	(234)	173	(1,383)	(2,347)	(2,277)	32,914	57,291
Operating profit	59,275	87,689	190,823	215,001	257,935	197,575	132,576
Other (income) expense:
Interest expense	29,595	38,400	96,879	108,308	148,576	142,523	153,224
Interest income	(553)	(630)	(1,762)	(1,511)	(2,397)	(4,555)	(7,680)
Notes redemption and other costs						48,789
Other (income) expense, net	(1,217)	(871)	(1,107)	2,883	2,732	(4,699)	5,671
Income (loss) from continuing operations before income taxes	31,450	50,790	96,813	105,321	109,024	15,517	(18,639)
Income tax provision	17,053	16,301	56,519	56,209	65,933	62,169	51,298
Income (loss) from continuing operations	14,397	34,489	40,294	49,112	43,091	(46,652)	(69,937)
Income (loss) from discontinued operations, net of income taxes of $0, ($260) and $11,273 for the 12 months ended 2010, 2009, and 2008, respectively		(1,129)		(10,190)	(10,361)	(1,973)	10,416
Net income (loss)	$ 14,397	$ 33,360	$ 40,294	$ 38,922	$ 32,730	$ (48,625)	$ (59,521)